Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (33,671,616)	$ (4,861,190)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(9,704)	(4,193)
Formation costs paid by Sponsor in exchange for Founder shares		6,606
Change in fair value of warrant liability	31,292,368	3,090,130
Transaction costs allocable to warrant liabilities	768,391	768,391
Changes in operating assets and liabilities:
Prepaid expenses	(4,814)	(234,959)
Accounts payable and accrued expenses	2,217,860	893,415
Net cash used in operating activities	(175,906)	(341,800)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(207,372,020)
Net cash used in investing activities		(207,372,020)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		203,224,580
Proceeds from sale of Private Placements Warrants		6,147,440
Repayment of promissory note—related party		(82,729)
Payment of offering costs		(397,793)
Net cash provided by financing activities		208,891,498
Net Change in Cash	(175,906)	1,177,678
Cash – Beginning of period	1,177,678
Cash – End of period	1,001,772	1,177,678
Non-Cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$ (33,671,610)	(1,760,900)
Initial classification of Class A ordinary shares subject to possible redemption		174,883,010
Initial classification of warrant liabilities		20,960,000
Deferred underwriting fee payable		7,258,021
Payment of offering costs through promissory note		82,729
Offering costs paid by Sponsor in exchange for issuance of Founder shares		18,394
Offering costs included in accrued offering costs		2,230
Forfeiture of Founder Shares		$ (57)